BASIC AND DILUTED NET EARNINGS PER SHARE (Schedule of Basic and Diluted Net Earnings Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Profit (loss) attributable to Eltek Ltd shareholders'	$ 2,608	$ 1,793	$ (2,607)
Denominator:
Denominator for basic profit (loss) per share weighted-average number of shares outstanding	4,495,329	3,734,189	2,028,552
Effect of diluting securities:
Employee stock options	5,815	128
Denominator for diluted profit (loss) per share - adjusted weighted average shares and assumed exercises	4,501,144	3,734,317	2,028,552